Label	Element	Value
Tactical Offensive Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001502608_SupplementTextBlock

ADVISER MANAGED TRUST

Tactical Offensive Equity Fund
(the "Fund")

Supplement dated July 15, 2016
to the Prospectus dated November 30, 2015

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the fees and expenses of the Fund.

Risk/Return [Heading]	rr_RiskReturnHeading	Tactical Offensive Equity Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

Restatement of Fees and Expenses of the Tactical Offensive Equity Fund

Under the section titled "Fund Summary," under the heading titled "Fees and Expenses," the table is hereby deleted and replaced with the following in order to reflect the Fund's current fees and expenses:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Expenses information in the table has been restated to reflect estimated fees and expenses for the current fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	AFFE reflects the estimated amount of fees and expenses that will be incurred indirectly by the fund through their investments in other investment companies during the current fiscal year. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or the "Financial Highlights" section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	In addition, under the same heading, under the sub-heading titled "Example," the table is hereby deleted and replaced with the following:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	There are no further changes to the fees and expenses of the Fund. PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
Tactical Offensive Equity Fund | Tactical Offensive Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.20%	[1],[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1],[2]
Other Expenses	rr_OtherExpensesOverAssets	0.47%	[1],[2]
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1],[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.68%	[1],[2],[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 69
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	218
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	379
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 847

[1]	Expenses information in the table has been restated to reflect estimated fees and expenses for the current fiscal year.
[2]	The Fund is an integral part of the Financial Adviser's Adviser Managed Strategy, as discussed further below. As a result, shareholders in the Fund may also pay a fee to the Financial Adviser for participating in the Adviser Managed Strategy, and such fee is not reflected in this fee table or the Example numbers below. You should consult with the Financial Adviser regarding the fees charged for participating in the Adviser Managed Strategy.
[3]	AFFE reflects the estimated amount of fees and expenses that will be incurred indirectly by the fund through their investments in other investment companies during the current fiscal year. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or the "Financial Highlights" section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.